Financial assets and liabilities - Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements (Details) - Level 3 - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Financial Instruments [Line Items]
Contingent consideration provision	$ 19,981	$ 23,284	$ 25,409
Unobservable inputs	Expected unit sales price
Expected unit sales price
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase (decrease) in unobservable input, liabilities	0.10	0.10
Percentage of reasonably possible increase (decrease) in fair value measurement due to change in unobservable input, liabilities	0.01	0.02
Probability of Success
Disclosure Of Financial Instruments [Line Items]
Unobservable inputs	Probability of success and payment
Probability of Success | Probability of success
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase (decrease) in unobservable input, liabilities	0.10	0.10
Percentage of reasonably possible increase (decrease) in fair value measurement due to change in unobservable input, liabilities	0.103	0.086
Probability of Success | Payment assumptions
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase (decrease) in unobservable input, liabilities	0.20	0.20
Percentage of reasonably possible increase (decrease) in fair value measurement due to change in unobservable input, liabilities	0.207	0.172
Expected Sales Volume
Disclosure Of Financial Instruments [Line Items]
Unobservable inputs	Expected sales volumes
Expected Sales Volume | Expected sales volumes
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase (decrease) in unobservable input, liabilities	0.10	0.10
Percentage of reasonably possible increase (decrease) in fair value measurement due to change in unobservable input, liabilities	0.01	0.02
Discounted cash flow
Disclosure Of Financial Instruments [Line Items]
Contingent consideration provision	$ 19,981	$ 23,284
Valuation technique	Discounted cash flows
Unobservable inputs	Risk adjusted discount rate
Discounted cash flow | Risk adjusted discount rate
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase (decrease) in unobservable input, liabilities	0.005	0.005
Percentage of reasonably possible increase (decrease) in fair value measurement due to change in unobservable input, liabilities	0.0004	0.002
Discounted cash flow | Bottom of Range | Risk adjusted discount rate
Disclosure Of Financial Instruments [Line Items]
Range of inputs (weighted average)	11.00%	11.00%
Discounted cash flow | Top of Range | Risk adjusted discount rate
Disclosure Of Financial Instruments [Line Items]
Range of inputs (weighted average)	13.00%	13.00%
Discounted cash flow | Weighted Average | Risk adjusted discount rate
Disclosure Of Financial Instruments [Line Items]
Range of inputs (weighted average)	(12.50%)	(12.50%)